Shareholder Report	12 Months Ended	41 Months Ended	46 Months Ended	81 Months Ended	106 Months Ended	112 Months Ended
	Jul. 31, 2024 USD ($) holding	Jul. 31, 2024 USD ($) holding	Jul. 31, 2024 USD ($) holding	Jul. 31, 2024 USD ($) holding	Jul. 31, 2024 USD ($) holding	Jul. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Entity Central Index Key	0001293210
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000225681 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2015 Portfolio
Class Name	Investor Class
Trading Symbol	AAAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2015 Portfolio Investor Class returned 9.27% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	9.27%	2.27%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date 2015	9.56%	3.14%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 12,560
Investment Company, Portfolio Turnover	37.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.8%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.4%
Other Assets and Liabilities	0.0%

C000225682 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2015 Portfolio
Class Name	I Class
Trading Symbol	AAAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2015 Portfolio I Class returned 9.49% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	9.49%	2.44%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date 2015	9.56%	3.14%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 12,560
Investment Company, Portfolio Turnover	37.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.8%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.4%
Other Assets and Liabilities	0.0%

C000225683 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2015 Portfolio
Class Name	A Class
Trading Symbol	AAAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2015 Portfolio A Class returned 9.01% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	9.01%	2.00%	3/10/21
A Class - with sales charge	2.74%	0.23%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date 2015	9.56%	3.14%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 12,560
Investment Company, Portfolio Turnover	37.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.8%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.4%
Other Assets and Liabilities	0.0%

C000225684 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2015 Portfolio
Class Name	R Class
Trading Symbol	AAAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2015 Portfolio R Class returned 8.75% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	8.75%	1.73%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date 2015	9.56%	3.14%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 12,560
Investment Company, Portfolio Turnover	37.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.8%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.4%
Other Assets and Liabilities	0.0%

C000225685 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2015 Portfolio
Class Name	R6 Class
Trading Symbol	AAALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2015 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2015 Portfolio R6 Class returned 9.64% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	9.64%	2.60%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date 2015	9.56%	3.14%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927	$ 3,631,927
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 12,560
Investment Company, Portfolio Turnover	37.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.8%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.4%
Other Assets and Liabilities	0.0%

C000225700 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2020 Portfolio
Class Name	Investor Class
Trading Symbol	AAAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2020 Portfolio Investor Class returned 9.37% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	9.37%	2.44%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2020	9.37%	2.89%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 38,175
Investment Company, Portfolio Turnover	48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

C000225696 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2020 Portfolio
Class Name	I Class
Trading Symbol	AAAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2020 Portfolio I Class returned 9.70% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	9.70%	2.64%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2020	9.37%	2.89%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 38,175
Investment Company, Portfolio Turnover	48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

C000225697 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2020 Portfolio
Class Name	A Class
Trading Symbol	AABEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2020 Portfolio A Class returned 9.11% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	9.11%	2.16%	3/10/21
A Class - with sales charge	2.84%	0.40%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2020	9.37%	2.89%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 38,175
Investment Company, Portfolio Turnover	48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

C000225698 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2020 Portfolio
Class Name	R Class
Trading Symbol	AABGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2020 Portfolio R Class returned 8.85% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	8.85%	1.89%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2020	9.37%	2.89%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 38,175
Investment Company, Portfolio Turnover	48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

C000225699 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2020 Portfolio
Class Name	R6 Class
Trading Symbol	AABHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2020 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2020 Portfolio R6 Class returned 9.85% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	9.85%	2.79%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2020	9.37%	2.89%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508	$ 16,009,508
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 38,175
Investment Company, Portfolio Turnover	48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	46.5%
Domestic Equity Funds	29.6%
International Fixed Income Funds	13.2%
International Equity Funds	10.7%
Other Assets and Liabilities	0.0%

C000225702 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	Investor Class
Trading Symbol	AABJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio Investor Class returned 10.10% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	10.10%	2.61%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2025	10.01%	3.60%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 91,234
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	32.9%
International Equity Funds	12.7%
International Fixed Income Funds	12.6%
Other Assets and Liabilities	0.0%

C000225701 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	I Class
Trading Symbol	AABKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio I Class returned 10.20% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	10.20%	2.78%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2025	10.01%	3.60%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 91,234
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	32.9%
International Equity Funds	12.7%
International Fixed Income Funds	12.6%
Other Assets and Liabilities	0.0%

C000225703 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	A Class
Trading Symbol	AABQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio A Class returned 9.73% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	9.73%	2.34%	3/10/21
A Class - with sales charge	3.42%	0.57%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2025	10.01%	3.60%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 91,234
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	32.9%
International Equity Funds	12.7%
International Fixed Income Funds	12.6%
Other Assets and Liabilities	0.0%

C000225704 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	R Class
Trading Symbol	AABRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio R Class returned 9.47% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	9.47%	2.07%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2025	10.01%	3.60%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 91,234
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	32.9%
International Equity Funds	12.7%
International Fixed Income Funds	12.6%
Other Assets and Liabilities	0.0%

C000225705 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	R6 Class
Trading Symbol	AABVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio R6 Class returned 10.36% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	10.36%	2.94%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2025	10.01%	3.60%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594	$ 31,745,594
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 91,234
Investment Company, Portfolio Turnover	51.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	32.9%
International Equity Funds	12.7%
International Fixed Income Funds	12.6%
Other Assets and Liabilities	0.0%

C000225710 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	Investor Class
Trading Symbol	AABWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio Investor Class returned 10.66% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	10.66%	2.94%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2030	11.36%	4.49%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011
Holdings Count | holding	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 122,206
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.2%
Domestic Fixed Income Funds	36.0%
International Equity Funds	15.2%
International Fixed Income Funds	11.6%
Other Assets and Liabilities	0.0%

C000225706 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	I Class
Trading Symbol	AAEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio I Class returned 10.87% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	10.87%	3.14%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2030	11.36%	4.49%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011
Holdings Count | holding	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 122,206
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.2%
Domestic Fixed Income Funds	36.0%
International Equity Funds	15.2%
International Fixed Income Funds	11.6%
Other Assets and Liabilities	0.0%

C000225707 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	A Class
Trading Symbol	AABZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio A Class returned 10.39% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	10.39%	2.70%	3/10/21
A Class - with sales charge	4.04%	0.92%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2030	11.36%	4.49%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011
Holdings Count | holding	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 122,206
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.2%
Domestic Fixed Income Funds	36.0%
International Equity Funds	15.2%
International Fixed Income Funds	11.6%
Other Assets and Liabilities	0.0%

C000225708 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	R Class
Trading Symbol	AACHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio R Class returned 10.24% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	10.24%	2.45%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2030	11.36%	4.49%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011
Holdings Count | holding	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 122,206
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.2%
Domestic Fixed Income Funds	36.0%
International Equity Funds	15.2%
International Fixed Income Funds	11.6%
Other Assets and Liabilities	0.0%

C000225709 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	R6 Class
Trading Symbol	AACJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio R6 Class returned 11.02% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	11.02%	3.30%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2030	11.36%	4.49%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011	$ 51,587,011
Holdings Count | holding	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 122,206
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	37.2%
Domestic Fixed Income Funds	36.0%
International Equity Funds	15.2%
International Fixed Income Funds	11.6%
Other Assets and Liabilities	0.0%

C000225715 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	Investor Class
Trading Symbol	AACKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio Investor Class returned 11.58% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	11.58%	3.28%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2035	12.73%	5.42%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682
Holdings Count | holding	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 114,104
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	29.1%
International Equity Funds	18.3%
International Fixed Income Funds	10.1%
Other Assets and Liabilities	0.0%

C000225714 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	I Class
Trading Symbol	AACLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio I Class returned 11.79% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	11.79%	3.48%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2035	12.73%	5.42%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682
Holdings Count | holding	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 114,104
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	29.1%
International Equity Funds	18.3%
International Fixed Income Funds	10.1%
Other Assets and Liabilities	0.0%

C000225713 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	A Class
Trading Symbol	AACMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio A Class returned 11.31% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	11.31%	3.03%	3/10/21
A Class - with sales charge	4.91%	1.25%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2035	12.73%	5.42%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682
Holdings Count | holding	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 114,104
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	29.1%
International Equity Funds	18.3%
International Fixed Income Funds	10.1%
Other Assets and Liabilities	0.0%

C000225712 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	R Class
Trading Symbol	AACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio R Class returned 11.05% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	11.05%	2.76%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2035	12.73%	5.42%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682
Holdings Count | holding	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 114,104
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	29.1%
International Equity Funds	18.3%
International Fixed Income Funds	10.1%
Other Assets and Liabilities	0.0%

C000225711 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	R6 Class
Trading Symbol	AACQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio R6 Class returned 11.95% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	11.95%	3.64%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2035	12.73%	5.42%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682	$ 46,859,682
Holdings Count | holding	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 114,104
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.5%
Domestic Fixed Income Funds	29.1%
International Equity Funds	18.3%
International Fixed Income Funds	10.1%
Other Assets and Liabilities	0.0%

C000225716 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	Investor Class
Trading Symbol	AACSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio Investor Class returned 12.37% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	12.37%	3.77%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2040	13.85%	6.18%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 105,363
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.7%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.3%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

C000225717 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	I Class
Trading Symbol	AACUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio I Class returned 12.58% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	12.58%	3.97%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2040	13.85%	6.18%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 105,363
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.7%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.3%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

C000225718 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	A Class
Trading Symbol	AACVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio A Class returned 12.12% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	12.12%	3.49%	3/10/21
A Class - with sales charge	5.67%	1.70%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2040	13.85%	6.18%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 105,363
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.7%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.3%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

C000225720 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	R Class
Trading Symbol	AACWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio R Class returned 11.85% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	11.85%	3.25%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2040	13.85%	6.18%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 105,363
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.7%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.3%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

C000225719 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	R6 Class
Trading Symbol	AACZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio R6 Class returned 12.74% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	12.74%	4.13%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2040	13.85%	6.18%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256	$ 42,416,256
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 105,363
Investment Company, Portfolio Turnover	23.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.7%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.3%
International Fixed Income Funds	8.7%
Other Assets and Liabilities	0.0%

C000225721 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	Investor Class
Trading Symbol	AADHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio Investor Class returned 13.03% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	13.03%	4.29%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2045	14.73%	6.86%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 119,282
Investment Company, Portfolio Turnover	43.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.0%
International Equity Funds	23.6%
Domestic Fixed Income Funds	17.8%
International Fixed Income Funds	6.6%
Other Assets and Liabilities	0.0%

C000225722 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	I Class
Trading Symbol	AADJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio I Class returned 13.25% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	13.25%	4.49%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2045	14.73%	6.86%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 119,282
Investment Company, Portfolio Turnover	43.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.0%
International Equity Funds	23.6%
Domestic Fixed Income Funds	17.8%
International Fixed Income Funds	6.6%
Other Assets and Liabilities	0.0%

C000225723 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	A Class
Trading Symbol	AADKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio A Class returned 12.78% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	12.78%	4.01%	3/10/21
A Class - with sales charge	6.29%	2.21%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2045	14.73%	6.86%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 119,282
Investment Company, Portfolio Turnover	43.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.0%
International Equity Funds	23.6%
Domestic Fixed Income Funds	17.8%
International Fixed Income Funds	6.6%
Other Assets and Liabilities	0.0%

C000225724 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	R Class
Trading Symbol	AADLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio R Class returned 12.51% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	12.51%	3.77%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2045	14.73%	6.86%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 119,282
Investment Company, Portfolio Turnover	43.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.0%
International Equity Funds	23.6%
Domestic Fixed Income Funds	17.8%
International Fixed Income Funds	6.6%
Other Assets and Liabilities	0.0%

C000225725 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	R6 Class
Trading Symbol	AADMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio R6 Class returned 13.52% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	13.52%	4.65%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2045	14.73%	6.86%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533	$ 49,289,533
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 119,282
Investment Company, Portfolio Turnover	43.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.0%
International Equity Funds	23.6%
Domestic Fixed Income Funds	17.8%
International Fixed Income Funds	6.6%
Other Assets and Liabilities	0.0%

C000225726 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	Investor Class
Trading Symbol	AADNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio Investor Class returned 13.86% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	13.86%	4.76%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2050	15.46%	7.23%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 93,555
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.7%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	0.0%

C000225727 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	I Class
Trading Symbol	AADOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio I Class returned 14.07% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	14.07%	4.97%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2050	15.46%	7.23%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 93,555
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.7%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	0.0%

C000225728 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	A Class
Trading Symbol	AADPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio A Class returned 13.48% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	13.48%	4.49%	3/10/21
A Class - with sales charge	6.96%	2.68%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2050	15.46%	7.23%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 93,555
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.7%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	0.0%

C000225730 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	R Class
Trading Symbol	AADQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio R Class returned 13.23% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	13.23%	4.22%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2050	15.46%	7.23%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 93,555
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.7%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	0.0%

C000225729 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	R6 Class
Trading Symbol	AADUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio R6 Class returned 14.12% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	14.12%	5.10%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2050	15.46%	7.23%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260	$ 41,998,260
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 93,555
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	56.7%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.8%
Other Assets and Liabilities	0.0%

C000225735 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	Investor Class
Trading Symbol	AADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio Investor Class returned 14.13% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	14.13%	4.99%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2055	15.41%	7.27%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 58,732
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.6%
Other Assets and Liabilities	0.0%

C000225731 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	I Class
Trading Symbol	AADWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio I Class returned 14.35% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	14.35%	5.19%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2055	15.41%	7.27%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 58,732
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.6%
Other Assets and Liabilities	0.0%

C000225732 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	A Class
Trading Symbol	AADZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio A Class returned 13.86% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	13.86%	4.75%	3/10/21
A Class - with sales charge	7.32%	2.94%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2055	15.41%	7.27%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 58,732
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.6%
Other Assets and Liabilities	0.0%

C000225733 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	R Class
Trading Symbol	AAEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio R Class returned 13.61% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	13.61%	4.47%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2055	15.41%	7.27%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 58,732
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.6%
Other Assets and Liabilities	0.0%

C000225734 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	R6 Class
Trading Symbol	AAEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio R6 Class returned 14.49% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	14.49%	5.38%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2055	15.41%	7.27%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726	$ 26,889,726
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 58,732
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	27.1%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.6%
Other Assets and Liabilities	0.0%

C000225689 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	Investor Class
Trading Symbol	AAEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio Investor Class returned 14.45% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	14.45%	5.19%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2060	15.45%	7.33%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 40,772
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.9%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.2%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

C000225686 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	I Class
Trading Symbol	AAEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio I Class returned 14.67% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	14.67%	5.36%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2060	15.45%	7.33%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 40,772
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.9%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.2%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

C000225687 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	A Class
Trading Symbol	AAEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio A Class returned 14.30% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	14.30%	4.92%	3/10/21
A Class - with sales charge	7.73%	3.10%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2060	15.45%	7.33%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 40,772
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.9%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.2%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

C000225688 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	R Class
Trading Symbol	AAEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$116	1.08%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio R Class returned 13.93% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	13.93%	4.64%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2060	15.45%	7.33%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 40,772
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.9%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.2%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

C000225690 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	R6 Class
Trading Symbol	AAEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio R6 Class returned 14.83% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	14.83%	5.52%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2060	15.45%	7.33%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817	$ 17,849,817
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 40,772
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.9%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.2%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

C000225692 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	Investor Class
Trading Symbol	AAEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio Investor Class returned 14.56% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	14.56%	5.37%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2065+	15.84%	7.67%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 25,593
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.0%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.1%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

C000225693 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	I Class
Trading Symbol	AAELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio I Class returned 14.79% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	14.79%	5.55%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2065+	15.84%	7.67%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 25,593
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.0%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.1%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

C000225695 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	A Class
Trading Symbol	AAEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio A Class returned 14.20% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	14.20%	5.07%	3/10/21
A Class - with sales charge	7.63%	3.25%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2065+	15.84%	7.67%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 25,593
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.0%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.1%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

C000225694 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	R Class
Trading Symbol	AAEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$116	1.08%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio R Class returned 13.93% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	13.93%	4.82%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2065+	15.84%	7.67%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 25,593
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.0%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.1%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

C000225691 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	R6 Class
Trading Symbol	AAEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio R6 Class returned 14.94% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	14.94%	5.71%	3/10/21
Regulatory Index
Russell 3000	21.07%	10.68%	—
Bloomberg U.S. Aggregate	5.10%	-1.65%	—
Performance Index
S&P Target Date To 2065+	15.84%	7.67%	—

Performance Inception Date		Mar. 10, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853	$ 8,621,853
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 25,593
Investment Company, Portfolio Turnover	17.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.0%
International Equity Funds	28.2%
Domestic Fixed Income Funds	7.1%
International Fixed Income Funds	2.7%
Other Assets and Liabilities	0.0%

C000014670 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Conservative
Class Name	Investor Class
Trading Symbol	AONIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Conservative Investor Class returned 7.61% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.61%	3.64%	3.67%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 389,438,383	$ 389,438,383	$ 389,438,383	$ 389,438,383	$ 389,438,383	$ 389,438,383
Holdings Count | holding	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	60.4%
Domestic Equity Funds	23.2%
International Fixed Income Funds	16.4%
Other Assets and Liabilities	0.0%

C000153102 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Conservative
Class Name	R Class
Trading Symbol	AORHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Conservative R Class returned 7.07% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 20, 2015, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	7.07%	3.14%	3.08%	3/20/15
Russell 3000	21.07%	14.23%	12.20%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.32%	—

Performance Inception Date						Mar. 20, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 389,438,383	$ 389,438,383	$ 389,438,383	$ 389,438,383	$ 389,438,383	$ 389,438,383
Holdings Count | holding	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	60.4%
Domestic Equity Funds	23.2%
International Fixed Income Funds	16.4%
Other Assets and Liabilities	0.0%

C000014690 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Conservative
Class Name	Investor Class
Trading Symbol	AOCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Conservative Investor Class returned 8.96% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.96%	5.24%	4.96%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,116,411,646	$ 1,116,411,646	$ 1,116,411,646	$ 1,116,411,646	$ 1,116,411,646	$ 1,116,411,646
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.4%
Domestic Equity Funds	32.5%
International Fixed Income Funds	15.6%
International Equity Funds	10.5%
Other Assets and Liabilities	0.0%

C000153106 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Conservative
Class Name	R Class
Trading Symbol	AORSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Conservative R Class returned 8.50% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 20, 2015, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	8.50%	4.73%	4.24%	3/20/15
Russell 3000	21.07%	14.23%	12.20%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.32%	—

Performance Inception Date						Mar. 20, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,116,411,646	$ 1,116,411,646	$ 1,116,411,646	$ 1,116,411,646	$ 1,116,411,646	$ 1,116,411,646
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.4%
Domestic Equity Funds	32.5%
International Fixed Income Funds	15.6%
International Equity Funds	10.5%
Other Assets and Liabilities	0.0%

C000014689 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Moderate
Class Name	Investor Class
Trading Symbol	AOMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Moderate Investor Class returned 10.71% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.71%	6.93%	6.36%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,820,325,153	$ 1,820,325,153	$ 1,820,325,153	$ 1,820,325,153	$ 1,820,325,153	$ 1,820,325,153
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.9%
Domestic Fixed Income Funds	28.0%
International Equity Funds	19.8%
International Fixed Income Funds	8.3%
Other Assets and Liabilities	0.0%

C000153105 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Moderate
Class Name	R Class
Trading Symbol	AORMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Moderate R Class returned 10.16% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 20, 2015, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	10.16%	6.41%	5.57%	3/20/15
Russell 3000	21.07%	14.23%	12.20%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.32%	—

Performance Inception Date						Mar. 20, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,820,325,153	$ 1,820,325,153	$ 1,820,325,153	$ 1,820,325,153	$ 1,820,325,153	$ 1,820,325,153
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	43.9%
Domestic Fixed Income Funds	28.0%
International Equity Funds	19.8%
International Fixed Income Funds	8.3%
Other Assets and Liabilities	0.0%

C000014688 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Aggressive
Class Name	Investor Class
Trading Symbol	AOGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Aggressive Investor Class returned 12.11% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.11%	8.43%	7.62%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 901,095,299	$ 901,095,299	$ 901,095,299	$ 901,095,299	$ 901,095,299	$ 901,095,299
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	16.9%
International Fixed Income Funds	4.5%
Other Assets and Liabilities	0.0%

C000153104 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Aggressive
Class Name	R Class
Trading Symbol	AORYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Aggressive R Class returned 11.49% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 20, 2015, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	11.49%	7.90%	6.71%	3/20/15
Russell 3000	21.07%	14.23%	12.20%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.32%	—

Performance Inception Date						Mar. 20, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 901,095,299	$ 901,095,299	$ 901,095,299	$ 901,095,299	$ 901,095,299	$ 901,095,299
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	16.9%
International Fixed Income Funds	4.5%
Other Assets and Liabilities	0.0%

C000014687 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Aggressive
Class Name	Investor Class
Trading Symbol	AOVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Aggressive Investor Class returned 13.63% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	Stock performance was highly bifurcated, with larger, growth-oriented stocks performing best, while smaller and value-oriented equities lagged. Amid economic uncertainty, investors sought the perceived relative safety of larger U.S. companies generating dependable profits. This helps explain why U.S. stock market performance is highly concentrated in a relative handful of securities.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	13.63%	9.78%	8.70%
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 353,221,910	$ 353,221,910	$ 353,221,910	$ 353,221,910	$ 353,221,910	$ 353,221,910
Holdings Count | holding	14	14	14	14	14	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.6%
International Equity Funds	35.4%
Other Assets and Liabilities	0.0%

C000153103 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Aggressive
Class Name	R Class
Trading Symbol	AORVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Aggressive R Class returned 13.08% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	Stock performance was highly bifurcated, with larger, growth-oriented stocks performing best, while smaller and value-oriented equities lagged. Amid economic uncertainty, investors sought the perceived relative safety of larger U.S. companies generating dependable profits. This helps explain why U.S. stock market performance is highly concentrated in a relative handful of securities.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 20, 2015, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	13.08%	9.24%	7.71%	3/20/15
Russell 3000	21.07%	14.23%	12.20%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.32%	—

Performance Inception Date						Mar. 20, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 353,221,910	$ 353,221,910	$ 353,221,910	$ 353,221,910	$ 353,221,910	$ 353,221,910
Holdings Count | holding	14	14	14	14	14	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	64.6%
International Equity Funds	35.4%
Other Assets and Liabilities	0.0%

C000014683 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	Investor Class
Trading Symbol	ARTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio Investor Class returned 9.50% for the reporting period ended July 31, 2024.
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.50%	5.13%	4.87%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date Retirement Income	8.98%	4.23%	4.21%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 11,277,073
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	32.7%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000014685 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	I Class
Trading Symbol	ATTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio I Class returned 9.72% for the reporting period ended July 31, 2024.
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.72%	5.32%	5.07%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date Retirement Income	8.98%	4.23%	4.21%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 11,277,073
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	32.7%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000014684 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	A Class
Trading Symbol	ARTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio A Class returned 9.23% for the reporting period ended July 31, 2024.
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.23%	4.85%	4.61%
A Class - with sales charge	2.95%	3.61%	3.99%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date Retirement Income	8.98%	4.23%	4.21%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 11,277,073
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	32.7%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000088020 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	C Class
Trading Symbol	ATTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$181	1.74%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio C Class returned 8.43% for the reporting period ended July 31, 2024.
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.43%	4.08%	3.83%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date Retirement Income	8.98%	4.23%	4.21%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 11,277,073
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	32.7%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000014686 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	R Class
Trading Symbol	ARSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio R Class returned 8.99% for the reporting period ended July 31, 2024.
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.99%	4.59%	4.35%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date Retirement Income	8.98%	4.23%	4.21%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 11,277,073
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	32.7%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000191058 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	R6 Class
Trading Symbol	ARDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio R6 Class returned 9.92% for the reporting period ended July 31, 2024.
One Choice In Retirement Portfolio seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	9.92%	5.50%	5.23%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date Retirement Income	8.98%	4.23%	4.21%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615	$ 1,744,130,615
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 11,277,073
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	32.7%
International Fixed Income Funds	14.7%
International Equity Funds	12.0%
Other Assets and Liabilities	0.0%

C000014671 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2025 Portfolio
Class Name	Investor Class
Trading Symbol	ARWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2025 Portfolio Investor Class returned 9.50% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.50%	5.34%	5.26%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2025	10.01%	5.88%	5.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 10,675,039
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.1%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.2%
Other Assets and Liabilities	0.0%

C000014673 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2025 Portfolio
Class Name	I Class
Trading Symbol	ARWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2025 Portfolio I Class returned 9.79% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.79%	5.55%	5.48%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2025	10.01%	5.88%	5.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 10,675,039
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.1%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.2%
Other Assets and Liabilities	0.0%

C000014672 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2025 Portfolio
Class Name	A Class
Trading Symbol	ARWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2025 Portfolio A Class returned 9.31% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.31%	5.09%	5.00%
A Class - with sales charge	3.03%	3.85%	4.38%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2025	10.01%	5.88%	5.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 10,675,039
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.1%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.2%
Other Assets and Liabilities	0.0%

C000088017 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2025 Portfolio
Class Name	C Class
Trading Symbol	ARWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$183	1.76%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2025 Portfolio C Class returned 8.42% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.42%	4.29%	4.21%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2025	10.01%	5.88%	5.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 10,675,039
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.1%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.2%
Other Assets and Liabilities	0.0%

C000014674 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2025 Portfolio
Class Name	R Class
Trading Symbol	ARWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$132	1.26%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2025 Portfolio R Class returned 9.05% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.05%	4.83%	4.75%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2025	10.01%	5.88%	5.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 10,675,039
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.1%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.2%
Other Assets and Liabilities	0.0%

C000191055 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2025 Portfolio
Class Name	R6 Class
Trading Symbol	ARWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2025 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2025 Portfolio R6 Class returned 9.98% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	9.98%	5.72%	5.62%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2025	10.01%	5.88%	5.63%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543	$ 1,602,595,543
Holdings Count | holding	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 10,675,039
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.1%
Domestic Equity Funds	33.0%
International Fixed Income Funds	14.7%
International Equity Funds	12.2%
Other Assets and Liabilities	0.0%

C000064316 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	Investor Class
Trading Symbol	ARCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio Investor Class returned 9.88% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.88%	5.78%	5.68%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2030	11.36%	7.01%	6.41%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 10,685,483
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.0%
Domestic Fixed Income Funds	35.4%
International Fixed Income Funds	14.4%
International Equity Funds	14.2%
Other Assets and Liabilities	0.0%

C000064317 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	I Class
Trading Symbol	ARCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio I Class returned 10.10% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.10%	6.00%	5.89%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2030	11.36%	7.01%	6.41%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 10,685,483
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.0%
Domestic Fixed Income Funds	35.4%
International Fixed Income Funds	14.4%
International Equity Funds	14.2%
Other Assets and Liabilities	0.0%

C000064318 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	A Class
Trading Symbol	ARCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio A Class returned 9.63% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.63%	5.52%	5.41%
A Class - with sales charge	3.33%	4.28%	4.79%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2030	11.36%	7.01%	6.41%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 10,685,483
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.0%
Domestic Fixed Income Funds	35.4%
International Fixed Income Funds	14.4%
International Equity Funds	14.2%
Other Assets and Liabilities	0.0%

C000088022 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	C Class
Trading Symbol	ARWOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$186	1.78%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio C Class returned 8.81% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.81%	4.73%	4.63%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2030	11.36%	7.01%	6.41%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 10,685,483
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.0%
Domestic Fixed Income Funds	35.4%
International Fixed Income Funds	14.4%
International Equity Funds	14.2%
Other Assets and Liabilities	0.0%

C000064319 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	R Class
Trading Symbol	ARCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$134	1.28%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio R Class returned 9.45% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.45%	5.27%	5.16%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2030	11.36%	7.01%	6.41%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 10,685,483
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.0%
Domestic Fixed Income Funds	35.4%
International Fixed Income Funds	14.4%
International Equity Funds	14.2%
Other Assets and Liabilities	0.0%

C000191060 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	R6 Class
Trading Symbol	ARCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio R6 Class returned 10.29% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.29%	6.16%	6.04%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2030	11.36%	7.01%	6.41%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593	$ 1,683,861,593
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 10,685,483
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	36.0%
Domestic Fixed Income Funds	35.4%
International Fixed Income Funds	14.4%
International Equity Funds	14.2%
Other Assets and Liabilities	0.0%

C000014675 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	Investor Class
Trading Symbol	ARYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio Investor Class returned 10.37% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.37%	6.29%	6.12%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2035	12.73%	8.10%	7.11%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 13,077,921
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	31.0%
International Equity Funds	16.3%
International Fixed Income Funds	13.6%
Other Assets and Liabilities	0.0%

C000014677 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	I Class
Trading Symbol	ARLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio I Class returned 10.50% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.50%	6.50%	6.33%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2035	12.73%	8.10%	7.11%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 13,077,921
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	31.0%
International Equity Funds	16.3%
International Fixed Income Funds	13.6%
Other Assets and Liabilities	0.0%

C000014676 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	A Class
Trading Symbol	ARYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio A Class returned 10.03% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.03%	6.01%	5.85%
A Class - with sales charge	3.70%	4.76%	5.23%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2035	12.73%	8.10%	7.11%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 13,077,921
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	31.0%
International Equity Funds	16.3%
International Fixed Income Funds	13.6%
Other Assets and Liabilities	0.0%

C000088018 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	C Class
Trading Symbol	ARLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$189	1.81%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio C Class returned 9.18% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.18%	5.22%	5.06%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2035	12.73%	8.10%	7.11%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 13,077,921
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	31.0%
International Equity Funds	16.3%
International Fixed Income Funds	13.6%
Other Assets and Liabilities	0.0%

C000014678 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	R Class
Trading Symbol	ARYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$137	1.31%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio R Class returned 9.76% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.76%	5.75%	5.58%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2035	12.73%	8.10%	7.11%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 13,077,921
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	31.0%
International Equity Funds	16.3%
International Fixed Income Funds	13.6%
Other Assets and Liabilities	0.0%

C000191056 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	R6 Class
Trading Symbol	ARLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio R6 Class returned 10.71% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.71%	6.65%	6.48%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2035	12.73%	8.10%	7.11%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816	$ 1,931,547,816
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 13,077,921
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	31.0%
International Equity Funds	16.3%
International Fixed Income Funds	13.6%
Other Assets and Liabilities	0.0%

C000064323 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	Investor Class
Trading Symbol	ARDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio Investor Class returned 10.81% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.81%	6.81%	6.58%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2040	13.85%	8.89%	7.68%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 9,855,728
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.9%
Domestic Fixed Income Funds	27.2%
International Equity Funds	18.8%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.0%

C000064320 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	I Class
Trading Symbol	ARDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio I Class returned 11.02% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.02%	7.02%	6.79%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2040	13.85%	8.89%	7.68%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 9,855,728
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.9%
Domestic Fixed Income Funds	27.2%
International Equity Funds	18.8%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.0%

C000064321 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	A Class
Trading Symbol	ARDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio A Class returned 10.54% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.54%	6.54%	6.31%
A Class - with sales charge	4.19%	5.29%	5.69%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2040	13.85%	8.89%	7.68%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 9,855,728
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.9%
Domestic Fixed Income Funds	27.2%
International Equity Funds	18.8%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.0%

C000088023 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	C Class
Trading Symbol	ARNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$192	1.83%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio C Class returned 9.69% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.69%	5.73%	5.52%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2040	13.85%	8.89%	7.68%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 9,855,728
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.9%
Domestic Fixed Income Funds	27.2%
International Equity Funds	18.8%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.0%

C000064322 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	R Class
Trading Symbol	ARDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$140	1.33%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio R Class returned 10.28% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.28%	6.28%	6.05%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2040	13.85%	8.89%	7.68%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 9,855,728
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.9%
Domestic Fixed Income Funds	27.2%
International Equity Funds	18.8%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.0%

C000191061 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	R6 Class
Trading Symbol	ARDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio R6 Class returned 11.19% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings rose by a smaller amount than U.S. large-cap stocks. The performance disparity can be explained by differences in actual and expected earnings growth—earnings by companies outside the U.S. fell at a faster rate in 2023 and are expected to recover more slowly in 2024 and 2025 than are those of U.S. companies, according to data provider FactSet.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.19%	7.18%	6.94%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2040	13.85%	8.89%	7.68%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334	$ 1,459,444,334
Holdings Count | holding	22	22	22	22	22	22
Advisory Fees Paid, Amount	$ 9,855,728
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.9%
Domestic Fixed Income Funds	27.2%
International Equity Funds	18.8%
International Fixed Income Funds	11.1%
Other Assets and Liabilities	0.0%

C000014679 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	Investor Class
Trading Symbol	AROIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio Investor Class returned 11.35% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.35%	7.38%	7.05%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2045	14.73%	9.55%	8.10%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 11,019,328
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.8%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

C000014681 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	I Class
Trading Symbol	AOOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio I Class returned 11.54% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.54%	7.60%	7.27%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2045	14.73%	9.55%	8.10%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 11,019,328
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.8%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

C000014680 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	A Class
Trading Symbol	AROAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio A Class returned 11.09% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.09%	7.12%	6.79%
A Class - with sales charge	4.70%	5.86%	6.16%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2045	14.73%	9.55%	8.10%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 11,019,328
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.8%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

C000088019 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	C Class
Trading Symbol	AROCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$196	1.86%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio C Class returned 10.26% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.26%	6.32%	5.99%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2045	14.73%	9.55%	8.10%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 11,019,328
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.8%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

C000014682 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	R Class
Trading Symbol	ARORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$143	1.36%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio R Class returned 10.81% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.81%	6.85%	6.53%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2045	14.73%	9.55%	8.10%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 11,019,328
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.8%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

C000191057 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	R6 Class
Trading Symbol	ARDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio R6 Class returned 11.76% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.76%	7.76%	7.43%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2045	14.73%	9.55%	8.10%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777	$ 1,568,549,777
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 11,019,328
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.8%
Domestic Fixed Income Funds	23.3%
International Equity Funds	21.1%
International Fixed Income Funds	8.8%
Other Assets and Liabilities	0.0%

C000064324 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	Investor Class
Trading Symbol	ARFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio Investor Class returned 11.93% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.93%	8.06%	7.51%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2050	15.46%	10.00%	8.39%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 8,550,427
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	51.2%
International Equity Funds	23.1%
Domestic Fixed Income Funds	18.7%
International Fixed Income Funds	7.0%
Other Assets and Liabilities	0.0%

C000064325 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	I Class
Trading Symbol	ARFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio I Class returned 12.05% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.05%	8.27%	7.72%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2050	15.46%	10.00%	8.39%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 8,550,427
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	51.2%
International Equity Funds	23.1%
Domestic Fixed Income Funds	18.7%
International Fixed Income Funds	7.0%
Other Assets and Liabilities	0.0%

C000064326 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	A Class
Trading Symbol	ARFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio A Class returned 11.59% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.59%	7.79%	7.24%
A Class - with sales charge	5.17%	6.52%	6.61%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2050	15.46%	10.00%	8.39%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 8,550,427
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	51.2%
International Equity Funds	23.1%
Domestic Fixed Income Funds	18.7%
International Fixed Income Funds	7.0%
Other Assets and Liabilities	0.0%

C000088024 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	C Class
Trading Symbol	ARFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$198	1.88%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio C Class returned 10.74% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.74%	6.98%	6.44%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2050	15.46%	10.00%	8.39%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 8,550,427
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	51.2%
International Equity Funds	23.1%
Domestic Fixed Income Funds	18.7%
International Fixed Income Funds	7.0%
Other Assets and Liabilities	0.0%

C000064327 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	R Class
Trading Symbol	ARFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$146	1.38%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio R Class returned 11.31% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.31%	7.52%	6.98%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2050	15.46%	10.00%	8.39%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 8,550,427
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	51.2%
International Equity Funds	23.1%
Domestic Fixed Income Funds	18.7%
International Fixed Income Funds	7.0%
Other Assets and Liabilities	0.0%

C000191062 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	R6 Class
Trading Symbol	ARFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio R6 Class returned 12.25% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.25%	8.43%	7.87%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2050	15.46%	10.00%	8.39%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594	$ 1,220,127,594
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 8,550,427
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	51.2%
International Equity Funds	23.1%
Domestic Fixed Income Funds	18.7%
International Fixed Income Funds	7.0%
Other Assets and Liabilities	0.0%

C000098234 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	Investor Class
Trading Symbol	AREVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio Investor Class returned 12.36% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.36%	8.45%	7.77%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2055	15.41%	10.01%	8.44%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 6,051,252
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.3%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.0%

C000098235 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	I Class
Trading Symbol	ARENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio I Class returned 12.65% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.65%	8.67%	7.98%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2055	15.41%	10.01%	8.44%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 6,051,252
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.3%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.0%

C000098236 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	A Class
Trading Symbol	AREMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio A Class returned 12.05% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	12.05%	8.17%	7.49%
A Class - with sales charge	5.60%	6.89%	6.86%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2055	15.41%	10.01%	8.44%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 6,051,252
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.3%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.0%

C000098237 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	C Class
Trading Symbol	AREFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$199	1.88%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio C Class returned 11.27% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	11.27%	7.37%	6.69%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2055	15.41%	10.01%	8.44%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 6,051,252
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.3%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.0%

C000098238 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	R Class
Trading Symbol	AREOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$146	1.38%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio R Class returned 11.83% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.83%	7.92%	7.23%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2055	15.41%	10.01%	8.44%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 6,051,252
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.3%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.0%

C000191063 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	R6 Class
Trading Symbol	AREUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio R6 Class returned 12.81% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2014, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.81%	8.83%	8.13%
Regulatory Index
Russell 3000	21.07%	14.23%	12.58%
Bloomberg U.S. Aggregate	5.10%	0.19%	1.61%
Performance Index
S&P Target Date To 2055	15.41%	10.01%	8.44%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534	$ 880,441,534
Holdings Count | holding	20	20	20	20	20	20
Advisory Fees Paid, Amount	$ 6,051,252
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	55.3%
International Equity Funds	24.9%
Domestic Fixed Income Funds	14.4%
International Fixed Income Funds	5.4%
Other Assets and Liabilities	0.0%

C000160243 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	Investor Class
Trading Symbol	ARGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio Investor Class returned 12.62% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	12.62%	8.68%	9.16%	9/30/15
Regulatory Index
Russell 3000	21.07%	14.23%	14.16%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.44%	—
Performance Index
S&P Target Date To 2060	15.45%	10.24%	10.31%	—

Performance Inception Date					Sep. 30, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 3,187,083
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	57.1%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

C000160244 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	I Class
Trading Symbol	ARGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio I Class returned 12.83% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	12.83%	8.89%	9.38%	9/30/15
Regulatory Index
Russell 3000	21.07%	14.23%	14.16%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.44%	—
Performance Index
S&P Target Date To 2060	15.45%	10.24%	10.31%	—

Performance Inception Date					Sep. 30, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 3,187,083
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	57.1%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

C000160245 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	A Class
Trading Symbol	ARGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio A Class returned 12.37% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	12.37%	8.40%	8.88%	9/30/15
A Class - with sales charge	5.91%	7.12%	8.16%	9/30/15
Regulatory Index
Russell 3000	21.07%	14.23%	14.16%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.44%	—
Performance Index
S&P Target Date To 2060	15.45%	10.24%	10.31%	—

Performance Inception Date					Sep. 30, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 3,187,083
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	57.1%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

C000160246 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	C Class
Trading Symbol	ARGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$199	1.88%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio C Class returned 11.52% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	11.52%	7.59%	8.08%	9/30/15
Regulatory Index
Russell 3000	21.07%	14.23%	14.16%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.44%	—
Performance Index
S&P Target Date To 2060	15.45%	10.24%	10.31%	—

Performance Inception Date					Sep. 30, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 3,187,083
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	57.1%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

C000160247 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	R Class
Trading Symbol	ARGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$146	1.38%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio R Class returned 12.10% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	12.10%	8.13%	8.62%	9/30/15
Regulatory Index
Russell 3000	21.07%	14.23%	14.16%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.44%	—
Performance Index
S&P Target Date To 2060	15.45%	10.24%	10.31%	—

Performance Inception Date					Sep. 30, 2015
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 3,187,083
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	57.1%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

C000191064 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	R6 Class
Trading Symbol	ARGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio R6 Class returned 13.02% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 30, 2015, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	13.02%	9.05%	9.53%	10/23/17
Regulatory Index
Russell 3000	21.07%	14.23%	14.16%	—
Bloomberg U.S. Aggregate	5.10%	0.19%	1.44%	—
Performance Index
S&P Target Date To 2060	15.45%	10.24%	10.31%	—

Performance Inception Date				Oct. 23, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598	$ 484,027,598
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 3,187,083
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	57.1%
International Equity Funds	25.7%
Domestic Fixed Income Funds	12.5%
International Fixed Income Funds	4.7%
Other Assets and Liabilities	0.0%

C000221889 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	Investor Class
Trading Symbol	ARHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio Investor Class returned 12.90% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	12.90%	9.23%	9/23/20
Regulatory Index
Russell 3000	21.07%	15.85%	—
Bloomberg U.S. Aggregate	5.10%	-2.05%	—
Performance Index
S&P Target Date To 2065+	15.84%	12.50%	—

Performance Inception Date			Sep. 23, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 515,740
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.7%
International Equity Funds	26.3%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	0.0%

C000221891 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	I Class
Trading Symbol	ARHUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio I Class returned 13.11% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	13.11%	9.44%	9/23/20
Regulatory Index
Russell 3000	21.07%	15.85%	—
Bloomberg U.S. Aggregate	5.10%	-2.05%	—
Performance Index
S&P Target Date To 2065+	15.84%	12.50%	—

Performance Inception Date			Sep. 23, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 515,740
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.7%
International Equity Funds	26.3%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	0.0%

C000221890 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	A Class
Trading Symbol	ARHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio A Class returned 12.55% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020, through July 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	12.55%	8.93%	9/23/20
A Class - with sales charge	6.08%	7.27%	9/23/20
Regulatory Index
Russell 3000	21.07%	15.85%	—
Bloomberg U.S. Aggregate	5.10%	-2.05%	—
Performance Index
S&P Target Date To 2065+	15.84%	12.50%	—

Performance Inception Date			Sep. 23, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 515,740
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.7%
International Equity Funds	26.3%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	0.0%

C000221892 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	C Class
Trading Symbol	ARHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$199	1.88%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio C Class returned 11.66% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
C Class	11.66%	8.12%	9/23/20
Regulatory Index
Russell 3000	21.07%	15.85%	—
Bloomberg U.S. Aggregate	5.10%	-2.05%	—
Performance Index
S&P Target Date To 2065+	15.84%	12.50%	—

Performance Inception Date			Sep. 23, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 515,740
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.7%
International Equity Funds	26.3%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	0.0%

C000221888 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	R Class
Trading Symbol	ARHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$146	1.38%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio R Class returned 12.28% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	12.28%	8.68%	9/23/20
Regulatory Index
Russell 3000	21.07%	15.85%	—
Bloomberg U.S. Aggregate	5.10%	-2.05%	—
Performance Index
S&P Target Date To 2065+	15.84%	12.50%	—

Performance Inception Date			Sep. 23, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 515,740
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.7%
International Equity Funds	26.3%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	0.0%

C000221887 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	R6 Class
Trading Symbol	ARHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio R6 Class returned 13.26% for the reporting period ended July 31, 2024.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio's asset weights. Below, we discuss the factors that affected these asset classes.
•	Investments in domestic equities contributed to performance. Despite inflation worries and high interest rates, U.S. stocks performed well as a much-anticipated recession failed to arrive. Investors favored stocks benefiting from heavy investment in artificial intelligence-related chips and technologies. Stocks gave back some gains in July, however, amid concerns about slowing economic conditions.
•	The portfolio's non-U.S. equity holdings also rose but by a smaller amount than U.S. large-cap stocks. Signs of slowing economic growth led the European Central Bank to lower short-term interest rates for the first time in almost five years in June 2024. Emerging markets equities generated positive results as Taiwanese and South Korean companies benefited from strength in technology stocks.
•	The portfolio's domestic fixed-income holdings contributed to performance. Bond yields were volatile amid changing perceptions of the economy and inflation. The benchmark 10-year Treasury yield started and ended the period at around 4% but went as high as 5% and as low as 3.8%. Reflecting the rally in stocks and strength in corporate earnings, corporate bonds performed well.
•	Non-U.S. fixed-income investments produced gains. Bond prices generally rose and yields fell as manufacturing activity in several developed economies slowed, while inflation concerns eased. That allowed the European Central Bank to cut interest rates. The Bank of Japan, however, raised rates to support its currency and fight imported inflation despite signs of economic weakness.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020, through July 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	13.26%	9.62%	9/23/20
Regulatory Index
Russell 3000	21.07%	15.85%	—
Bloomberg U.S. Aggregate	5.10%	-2.05%	—
Performance Index
S&P Target Date To 2065+	15.84%	12.50%	—

Performance Inception Date			Sep. 23, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543	$ 95,449,543
Holdings Count | holding	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 515,740
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	58.7%
International Equity Funds	26.3%
Domestic Fixed Income Funds	10.9%
International Fixed Income Funds	4.1%
Other Assets and Liabilities	0.0%